Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129662
Shareholder Report [Line Items]
Fund Name	Target 2015 Fund
Class Name	Investor Class
Trading Symbol	TRRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2015 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2015 Fund - Investor Class	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2015 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,331	10,232	10,296
2016	10,203	9,908	10,211
2017	10,625	10,008	10,622
2017	10,908	10,158	10,883
2017	11,126	10,283	11,084
2017	11,371	10,227	11,422
2018	11,438	10,059	11,458
2018	11,438	10,120	11,524
2018	11,624	10,175	11,784
2018	11,301	10,089	11,433
2019	11,660	10,378	11,716
2019	11,803	10,768	11,794
2019	12,244	11,210	12,243
2019	12,542	11,178	12,621
2020	12,493	11,590	12,457
2020	12,450	11,781	12,575
2020	13,405	11,936	13,391
2020	13,871	11,992	13,821
2021	14,363	11,750	14,156
2021	14,926	11,734	14,704
2021	15,286	11,925	15,091
2021	15,128	11,854	14,967
2022	14,711	11,440	14,582
2022	14,017	10,769	13,899
2022	13,573	10,552	13,500
2022	13,633	10,332	13,621
2023	13,640	10,328	13,691
2023	13,835	10,538	13,936
2023	14,174	10,426	14,244
2023	14,305	10,454	14,357
2024	15,035	10,671	15,065
2024	15,333	10,676	15,329
2024	15,969	11,187	16,064
2024	16,253	11,173	16,279
2025	16,361	11,291	16,392
2025	16,461	11,258	16,566
2025	17,144	11,538	17,329
2025	17,600	11,809	17,881
2026	18,180	11,998	18,464
2026	18,496	11,836	18,854

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2015 Fund (Investor Class)	12.37%	4.38%	6.34%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2015 Index (Strategy Benchmark)	13.81	5.10	6.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 156,651,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 552,000
InvestmentCompanyPortfolioTurnover	23.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$156,651 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	45.1%
Domestic Equity Funds	27.0
International Bond Funds	17.0
International Equity Funds	9.6
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	18.2
T. Rowe Price International Bond Fund (USD Hedged)	6.9
T. Rowe Price Growth Stock Fund	5.7
T. Rowe Price Value Fund	5.5
T. Rowe Price Dynamic Global Bond Fund	4.2
T. Rowe Price Emerging Markets Bond Fund	4.1
T. Rowe Price Hedged Equity Fund	3.6
T. Rowe Price High Yield Fund	3.1
T. Rowe Price U.S. Large-Cap Core Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129663
Shareholder Report [Line Items]
Fund Name	Target 2015 Fund
Class Name	Advisor Class
Trading Symbol	PAHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2015 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2015 Fund - Advisor Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2015 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,323	10,232	10,296
2016	10,194	9,908	10,211
2017	10,598	10,008	10,622
2017	10,872	10,158	10,883
2017	11,089	10,283	11,084
2017	11,325	10,227	11,422
2018	11,373	10,059	11,458
2018	11,363	10,120	11,524
2018	11,548	10,175	11,784
2018	11,217	10,089	11,433
2019	11,556	10,378	11,716
2019	11,699	10,768	11,794
2019	12,116	11,210	12,243
2019	12,402	11,178	12,621
2020	12,354	11,590	12,457
2020	12,312	11,781	12,575
2020	13,235	11,936	13,391
2020	13,686	11,992	13,821
2021	14,172	11,750	14,156
2021	14,716	11,734	14,704
2021	15,071	11,925	15,091
2021	14,893	11,854	14,967
2022	14,482	11,440	14,582
2022	13,787	10,769	13,899
2022	13,339	10,552	13,500
2022	13,387	10,332	13,621
2023	13,384	10,328	13,691
2023	13,576	10,538	13,936
2023	13,896	10,426	14,244
2023	14,011	10,454	14,357
2024	14,714	10,671	15,065
2024	15,005	10,676	15,329
2024	15,614	11,187	16,064
2024	15,892	11,173	16,279
2025	15,977	11,291	16,392
2025	16,061	11,258	16,566
2025	16,714	11,538	17,329
2025	17,159	11,809	17,881
2026	17,703	11,998	18,464
2026	18,012	11,836	18,854

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2015 Fund (Advisor Class)	12.15%	4.12%	6.06%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2015 Index (Strategy Benchmark)	13.81	5.10	6.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 156,651,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 552,000
InvestmentCompanyPortfolioTurnover	23.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$156,651 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	45.1%
Domestic Equity Funds	27.0
International Bond Funds	17.0
International Equity Funds	9.6
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	18.2
T. Rowe Price International Bond Fund (USD Hedged)	6.9
T. Rowe Price Growth Stock Fund	5.7
T. Rowe Price Value Fund	5.5
T. Rowe Price Dynamic Global Bond Fund	4.2
T. Rowe Price Emerging Markets Bond Fund	4.1
T. Rowe Price Hedged Equity Fund	3.6
T. Rowe Price High Yield Fund	3.1
T. Rowe Price U.S. Large-Cap Core Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169042
Shareholder Report [Line Items]
Fund Name	Target 2015 Fund
Class Name	I Class
Trading Symbol	TTRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2015 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2015 Fund - I Class	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2015 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	516,575	511,616	514,808
2016	510,589	495,403	510,537
2017	531,264	500,416	531,117
2017	545,443	507,893	544,153
2017	556,787	514,136	554,191
2017	569,076	511,326	571,118
2018	572,419	502,944	572,881
2018	572,419	505,990	576,193
2018	582,212	508,741	589,219
2018	566,053	504,464	571,641
2019	583,787	518,886	585,776
2019	591,495	538,376	589,675
2019	613,593	560,492	612,140
2019	628,496	558,902	631,073
2020	626,054	579,506	622,866
2020	624,460	589,067	628,765
2020	672,822	596,775	669,529
2020	696,206	599,611	691,026
2021	720,861	587,524	707,799
2021	749,606	586,682	735,201
2021	768,205	596,272	754,550
2021	760,314	592,695	748,362
2022	740,023	571,989	729,121
2022	705,128	538,444	694,949
2022	682,867	527,606	675,014
2022	685,875	516,596	681,039
2023	687,081	516,381	684,564
2023	696,934	526,907	696,811
2023	714,012	521,310	712,213
2023	721,238	522,690	717,838
2024	757,884	533,562	753,247
2024	773,588	533,786	766,451
2024	805,679	559,349	803,205
2024	820,700	558,625	813,938
2025	826,259	564,552	819,616
2025	831,297	562,924	828,293
2025	866,564	576,891	866,450
2025	890,315	590,474	894,049
2026	919,773	599,896	923,177
2026	935,802	591,821	942,719

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2015 Fund (I Class)	12.57%	4.54%	6.47%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2015 Index (Strategy Benchmark)	13.81	5.10	6.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 156,651,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 552,000
InvestmentCompanyPortfolioTurnover	23.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$156,651 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	45.1%
Domestic Equity Funds	27.0
International Bond Funds	17.0
International Equity Funds	9.6
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	18.2
T. Rowe Price International Bond Fund (USD Hedged)	6.9
T. Rowe Price Growth Stock Fund	5.7
T. Rowe Price Value Fund	5.5
T. Rowe Price Dynamic Global Bond Fund	4.2
T. Rowe Price Emerging Markets Bond Fund	4.1
T. Rowe Price Hedged Equity Fund	3.6
T. Rowe Price High Yield Fund	3.1
T. Rowe Price U.S. Large-Cap Core Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless